VK-SLO-SUP-1 012115

Prospectus Supplement dated January 21, 2015

Invesco Senior Loan Fund

The purpose of this supplement is to provide you with changes to the current Prospectus for Class A, Class B, Class C, Class Y, Class IB and Class IC shares of Invesco Senior Loan Fund.

Effective as of January 16, 2015, Invesco Australia Limited is no longer a sub-adviser to the Fund and any references in the Prospectus to Invesco Australia Limited are hereby removed.

VK-SLO-SUP-1 012115

Invesco-SLO-SUP-3-012115

Statement of Additional Information Supplement dated January 21, 2015

Invesco Senior Loan Fund

The purpose of this supplement is to provide you with changes to the current Statement of Additional Information for Class A, Class B, Class C, Class Y, Class IB and Class IC shares of Invesco Senior Loan Fund (hereinafter referred to as the Fund or Trust).

Effective as of the close of business on December 31, 2014, Messrs. Frank S. Bayley and Wayne W. Whalen retired as trustees of the Fund and any references to Messrs. Bayley and Whalen serving as a trustee or committee member are hereby removed as of the date set forth above.

Effective as of January 16, 2015, Invesco Australia Limited is no longer a sub-adviser to the Fund and any references in the Statement of Additional Information to Invesco Australia Limited are hereby removed.

Invesco-SLO-SUP-3-012115

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